Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Cash generated from operations		$ 37,967	$ 23,885	[1]	$ 21,119	[1]
Interest received		56	146	[1]	53	[1]
Interest paid		(405)	(454)	[1]	(161)	[1]
Tax paid		(6,656)	(5,517)	[1]	(3,344)	[1]
Net cash from operating activities		30,962	18,060	[1]	17,667	[1]
Cash flows used in investing activities
Acquisition of property, plant and equipment		(25,081)	(19,852)	[1]	(20,192)	[1]
Acquisition of exploration and evaluation assets		(2,759)	(172)	[1]		[1]
Purchase of derivative financial asset		(1,058)		[1]		[1]
Proceeds from disposal of subsidiary		900	1,000	[1]		[1]
Net cash used in investing activities		(27,998)	(19,024)	[1]	(20,192)	[1]
Cash flows from financing activities
Dividends paid		(4,542)	(3,395)	[1]	(3,497)	[1]
Term loan proceeds			2,340	[1]	6,000	[1]
Term loan transaction costs			(46)	[1]	(60)	[1]
Term loan repayments		(574)		[1]	(1,500)	[1]
Payment of lease liabilities		(118)	(124)	[1]		[1]
Shares issued - equity raise (net of transaction cost)		12,538		[1]		[1]
Share options exercised		30		[1]		[1]
Net cash from/ (used in) financing activities		7,334	(1,225)	[1]	943	[1]
Net increase/ (decrease) in cash and cash equivalents		10,298	(2,189)	[1]	(1,582)	[1]
Effect of exchange rate fluctuations on cash held		(99)	(105)	[1]	13	[1]
Net cash and cash equivalents at the beginning of the year	[1]	8,893	11,187		12,756
Net cash and cash equivalents at the end of the year		$ 19,092	$ 8,893	[1]	$ 11,187	[1]

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.